Derivative Financial Instruments (Details) - Schedule of interest rate derivatives - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Financial Instruments (Details) - Schedule of interest rate derivatives [Line Items]
Interest rate swaps	$ 7,364,829	$ 5,422,917		$ 1,518,249
Interest Rate Swaps [Member]
Derivative Financial Instruments (Details) - Schedule of interest rate derivatives [Line Items]
Interest rate swaps				$ 1,518,249